Nature of Business (Details Narrative) - USD ($) $ in Thousands					2 Months Ended	9 Months Ended
	Nov. 01, 2017	Oct. 25, 2017	Mar. 31, 2017	Jun. 13, 2014	Jun. 13, 2014	Sep. 30, 2017	Dec. 31, 2016
Stock issued during period				5,000,000	5,000,000
Sale of stock ownership, percentage						43.00%
Capital and surplus to be maintained as to policyholders							$ 5,000
Maison [Member] | Minimum [Member]
Capital and surplus to be maintained as to policyholders						$ 35,000
January 23, 2018 [Member]
Sale of stock, number of shares issued						424,572
KAI [Member]
Stock issued during period				1,000,000
Fundamental Global Investor [Member]
Sale of stock, number of shares issued	475,428	900,000
Capital contribution received			$ 16,000